Intangible Assets - Change in Carrying Value of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 96,624
Amortization	(15,505)	$ (20,539)	$ (25,198)
Ending balance	89,652	96,624
Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	336,840	246,304
Additions	7,619	4,611
On acquisition		85,233
Translation adjustments	2,401	692
Ending balance	346,860	336,840	246,304
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	240,216	219,187
Amortization	15,505	20,539
Translation adjustments	1,487	490
Ending balance	257,208	240,216	219,187
Customer contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,025
Ending balance	6,455	9,025
Customer contracts [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	167,001	156,786
On acquisition		8,263
Translation adjustments	93	1,952
Ending balance	167,094	167,001	156,786
Customer contracts [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	157,976	145,483
Amortization	2,725	10,653
Translation adjustments	(62)	1,840
Ending balance	160,639	157,976	145,483
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	59,747
Ending balance	56,114	59,747
Customer relationships [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	121,922	63,147
On acquisition		59,478
Translation adjustments	940	(703)
Ending balance	122,862	121,922	63,147
Customer relationships [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	62,175	58,992
Amortization	3,700	4,016
Translation adjustments	873	(833)
Ending balance	66,748	62,175	58,992
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	176
Intellectual property rights [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,861	4,450
Additions	250
Translation adjustments	470	(589)
Ending balance	4,581	3,861	4,450
Intellectual property rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,861	4,450
Amortization	74
Translation adjustments	470	(589)
Ending balance	4,405	3,861	4,450
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	573
Ending balance	338	573
Trade names [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	653
On acquisition		649
Translation adjustments		4
Ending balance	653	653
Trade names [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	80
Amortization	236	78
Translation adjustments	(1)	2
Ending balance	315	80
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,959
Ending balance	5,167	5,959
Technology [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,131
On acquisition		6,090
Translation adjustments	(6)	41
Ending balance	6,125	6,131
Technology [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	172
Amortization	790	167
Translation adjustments	(4)	5
Ending balance	958	172
Leasehold benefits [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Leasehold benefits [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Covenant not-to-compete [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,487
Ending balance	6,175	8,487
Covenant not-to-compete [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,451	326
On acquisition		9,066
Translation adjustments	10	59
Ending balance	9,461	9,451	326
Covenant not-to-compete [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	964	326
Amortization	2,310	650
Translation adjustments	12	(12)
Ending balance	3,286	964	326
Service mark [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400
Ending balance	400	400
Service mark [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400
On acquisition		400
Ending balance	400	400
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,433
Ending balance	14,827	12,433
Software [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	25,586	19,760
Additions	7,369	4,611
On acquisition		1,287
Translation adjustments	894	(72)
Ending balance	33,849	25,586	19,760
Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,153	8,101
Amortization	5,670	4,975
Translation adjustments	199	77
Ending balance	$ 19,022	$ 13,153	$ 8,101